Expense Example - iShares International Country Rotation Active ETF - iShares International Country Rotation Active ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	535
Expense Example, with Redemption, 10 Years	$ 1,248